Shareholder Report, Holdings (Details) - Capital Group Global Equity ETF - CGGE	May 31, 2026
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.55%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.37%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.79%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.24%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.12%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.86%
Short-Term Securities & Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%